UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address: 3 West Main Street
         3rd Floor
         Irvington, NY 10533

13F File Number: 028-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Conneely
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Christopher Conneely            Irvington, NY             August 14, 2007
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              3

Form 13F Information Table Entry Total:        66

Form 13F Information Table Value Total:      $1,799,312
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028- 10555              Elm Ridge Capital Partners, L.P.
(2)     028- 12044              Elm Ridge Partners, LLC
(3)     028- 11797              Elm Ridge Offshore Master Fund, Ltd.
------------------              ------------------------------------------


                                                    FORM 13F INFORMATION TABLE
COLUMN 1                           COLUMN  2    COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                             VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT  PRN CALL DISCRETION  MGRS   SOLE   SHARED     NONE
ABITIBI-CONSOLIDATED INC             COM        003924107    12,167   4,138,460  SH        Shared     1,2,3         4,138,460
ALCATEL-LUCENT                  SPONSORED ADR   013904305    56,743   4,053,097  SH        Shared     1,2,3         4,053,097
AMERICAN AXLE & MFG HLDGS IN         COM        024061103    43,651   1,473,700  SH        Shared     1,2,3         1,473,700
AMERICREDIT CORP                     COM        03060R101    20,311     765,000      PUT   Shared     1,2,3           765,000
APACHE CORP.                         COM        037411105    15,503     190,008  SH        Shared     1,2,3           190,008
ARCH COAL INC                        COM        039380100     3,480     100,000      PUT   Shared     1,2,3           100,000
BLOCKBUSTER INC                      CL A       093679108    26,102   6,056,211  SH        Shared     1,2,3         6,056,211
BLOCKBUSTER INC                      CL B       093679207    15,652   4,003,112  SH        Shared     1,2,3         4,003,112
BORDERS GROUP INC                    COM        099709107    38,198   2,004,068  SH        Shared     1,2,3         2,004,068
BOWATER INC                          COM        102183100    24,950   1,000,000      CALL  Shared     1,2,3         1,000,000
BOYD GAMING CORP                     COM        103304101     5,903     120,000      PUT   Shared     1,2,3           120,000
BRUNSWICK CORP                       COM        117043109    25,063     768,102  SH        Shared     1,2,3           768,102
CA INC                               COM        12673P105    45,202   1,749,972  SH        Shared     1,2,3         1,749,972
CENVEO INC                           COM        15670S105    94,707   4,083,979  SH        Shared     1,2,3         4,083,979
CHEESECAKE FACTORY INC               COM        163072101    24,520   1,000,000      PUT   Shared     1,2,3         1,000,000
CIRCUIT CITY STORE INC               COM        172737108    31,192   2,068,463  SH        Shared     1,2,3         2,068,463
COMMERCE BANCORP INC N.J.            COM        200519106    31,253     845,900      PUT   Shared     1,2,3           400,000
DYNCORP INTL INC                     CL A       26817C101    58,546   2,662,381  SH        Shared     1,2,3         2,662,381
EAGLE MATERIALS INC                  COM        26969P108     7,048     143,700      PUT   Shared     1,2,3           143,700
EMULEX CORP                          COM        292475209    19,656     900,000      PUT   Shared     1,2,3           900,000
EVERGREEN ENERGY INC                 COM        30024B104     4,605     763,600      PUT   Shared     1,2,3           763,600
FIDELITY NATIONAL FINANCIAL          CL A       31620R105    35,221   1,486,100  SH        Shared     1,2,3         1,486,100
FEDERAL HOME LN MTG CORP             COM        313400301    30,845     508,143  SH        Shared     1,2,3           508,143
GOLDMAN SACHS GROUP INC              COM        38141G104    43,350     200,000      PUT   Shared     1,2,3           200,000
GREY WOLF INC                        COM        397888108     2,472     300,000      PUT   Shared     1,2,3           300,000
HARLEY-DAVIDSON INC                  COM        412822108    46,198     775,000      PUT   Shared     1,2,3           150,000
HOME DEPOT INC                       COM        437076102    42,341   1,076,011  SH        Shared     1,2,3         1,076,011
IMPAC MTG HLDGS INC                  COM        45254P102    13,743   2,981,039  SH        Shared     1,2,3         2,981,039
IMPAC MTG HLDGS INC                  COM        45254P102       692     150,000      CALL  Shared     1,2,3           150,000
ISHARES TR                       RUSSELL 2000   464287655    53,924     650,000      PUT   Shared     1,2,3           650,000
KAPSTONE PAPER & PACKAGING C         COM        48562P103    14,585   1,921,634  SH        Shared     1,2,3         1,921,634
KAPSTONE PAPER & PACKAGING C   W EXP 08/15/200  48562P111    10,261   3,828,580  SH        Shared     1,2,3         3,828,580
KEYCORP NEW                          COM        493267108    17,165     500,000      PUT   Shared     1,2,3           250,000
KULICKE & SOFFA INDS INC             COM        501242101    28,137   2,687,372  SH        Shared     1,2,3         2,687,372
MAGNA INTL INC                       CL A       559222401    51,093     561,522  SH        Shared     1,2,3           561,522
MARRIOTT INTL INC NEW                CL A       571903202    17,296     400,000      PUT   Shared     1,2,3           200,000
NEW YORK CMNTY BANCORP INC           COM        649445103    41,577   2,442,817  SH        Shared     1,2,3         2,442,817
PHH CORP                           COM NEW      693320202    54,947   1,760,561  SH        Shared     1,2,3         1,760,561
PF CHANG'S CHINA BISTRO INC          COM        69333Y108     7,040     200,000      PUT   Shared     1,2,3           200,000
PANERA BREAD CO                      CL A       69840W108     4,318      93,737  SH        Shared     1,2,3            93,737
PANERA BREAD CO                      CL A       69840W108    13,357     290,000      PUT   Shared     1,2,3           290,000
PAR PHARMACEUTICAL COS INC           COM        69888p106    20,719     733,929  SH        Shared     1,2,3           733,929
PFIZER INC                           COM        717081103    32,189   1,258,854  SH        Shared     1,2,3         1,258,854
POLYMEDICA CORP                      COM        731738100    20,425     500,000      PUT   Shared     1,2,3           500,000
PROGRESSIVE CORP OHIO                COM        743315103    36,329   1,518,159  SH        Shared     1,2,3         1,518,159
PROTECTIVE LIFE CORP                 COM        743674103     2,319      48,500      PUT   Shared     1,2,3            48,500
QUEBECOR WORLD INC               COM NON-VTG    748203106    55,282   4,549,955  SH        Shared     1,2,3         4,549,955
ROSS STORES INC                      COM        778296103    20,710     672,396  SH        Shared     1,2,3           672,396
SANMINA-SCI CORP                     COM        800907107    51,822  16,556,416  SH        Shared     1,2,3        16,556,416
SAPPI LTD                        SPON ADR NEW   803069202    29,087   1,585,134  SH        Shared     1,2,3         1,585,134
SMURFIT STONE CONTAINER CORP         COM        832727101    29,157   2,190,592  SH        Shared     1,2,3         2,190,592
SOLERA HOLDINGS INC                  COM        83421A104     9,012     465,000  SH        Shared     1,2,3           465,000
SOVEREIGN BANCORP INC                COM        845905108    30,549   1,445,073  SH        Shared     1,2,3         1,445,073
SOVEREIGN BANCORP INC                COM        845905108    18,098     856,100      CALL  Shared     1,2,3           856,100
SUNRISE SENIOR LIVING INC            COM        86768K106    15,996     400,000      PUT   Shared     1,2,3           177,400
SYMANTEC CORP                        COM        871503108    34,819   1,723,702  SH        Shared     1,2,3         1,723,702
TALBOTS INC                          COM        874161102     7,148     285,564  SH        Shared     1,2,3           285,564
TALBOTS INC                          COM        874161102     8,861     354,000      CALL  Shared     1,2,3           104,000
TECH DATA CORP                       COM        878237106    32,799     852,802  SH        Shared     1,2,3           852,802
TESORO CORP                          COM        881609101    17,145     300,000      PUT   Shared     1,2,3           300,000
USG CORP                           COM NEW      903293405    45,440     926,000      PUT   Shared     1,2,3           100,000
VISTEON CORP                         COM        92839U107    44,354   5,475,829  SH        Shared     1,2,3         5,475,829
VOLTERRA SEMICONDUCTOR CORP          COM        928708106    14,446   1,017,324  SH        Shared     1,2,3         1,017,324
WHIRLPOOL CORP                       COM        963320106    36,707     330,102  SH        Shared     1,2,3           330,102
NOBLE CORPORATION                    SHS        G65422100    48,760     500,000      PUT   Shared     1,2,3           500,000
GIGAMEDIA LTD                        ORD        Y2711Y104     4,125     306,000  SH        Shared     1,2,3           306,000

SK 03563 0001 795598